Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	SCM Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000836267
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2022
Document Effective Date	dei_DocumentEffectiveDate	Oct. 12, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
ICON Natural Resources and Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCM Trust

ICON Natural Resources and Infrastructure Fund

Supplement dated October 12, 2022 to the

Prospectus dated May 1, 2022

Effective October 10, 2022:

The Average Annual Return Table for the ICON Natural Resources and Infrastructure Fund on page 16 of the prospectus is replaced in its entirety with:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Return (for the period ended 12/31/21) ICON Natural Resources and Infrastructure Fund (Institutional – ICBMX)
ICON Natural Resources and Infrastructure Fund | S&P 1500 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	28.45%
5 Years	rr_AverageAnnualReturnYear05	17.94%
10 Years	rr_AverageAnnualReturnYear10	16.34%	[1]
ICON Natural Resources and Infrastructure Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.62%
5 Years	rr_AverageAnnualReturnYear05	10.24%
10 Years	rr_AverageAnnualReturnYear10	9.25%	[1]
ICON Natural Resources and Infrastructure Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	13.07%
10 Years	rr_AverageAnnualReturnYear10	6.94%	[1]
ICON Natural Resources and Infrastructure Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.07%
5 Years	rr_AverageAnnualReturnYear05	11.21%
10 Years	rr_AverageAnnualReturnYear10	5.99%	[1]

[1]	Inception date: 05/05/1997